Consolidated statement of comprehensive income - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 6,079,000,000	€ 2,329,000,000	€ 4,001,000,000
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	(2,000,000)	(7,000,000)	58,000,000
Remeasurement of the net defined benefit asset/liability	95,000,000	28,000,000	58,000,000
Net change in fair value of equity instruments at fair value through other comprehensive income	96,000,000	(335,000,000)	139,000,000
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	37,000,000	(19,000,000)	(116,000,000)
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income	(186,000,000)	25,000,000	(42,000,000)
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(42,000,000)	(34,000,000)	(34,000,000)
Changes in cash flow hedge reserve	(1,955,000,000)	355,000,000	640,000,000
Exchange rate differences	143,000,000	(1,620,000,000)	(29,000,000)
Share of other comprehensive income of associates and joint ventures and other income	(3,000,000)	6
Total comprehensive income	4,262,000,000	728,000,000	4,674,000,000
Comprehensive income attributable to:
Non-controlling interests	(247,000,000)	133,000,000	142,000,000
Equity holders of the parent	4,509,000,000	595,000,000	4,532,000,000
Total comprehensive income	€ 4,262,000,000	€ 728,000,000	€ 4,674,000,000